LEASES	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Leases
LEASES

NOTE 17 – LEASES

We have entered into various operating lease agreements for certain offices, manufacturing and warehouse facilities, and land. Operating leases led to recognition of right-of-use assets, and current and noncurrent portion of lease liabilities. These right-of-use assets also include any lease payments made and initial direct costs incurred at lease commencement and exclude lease incentives. The lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. We have lease agreements that require payments for both lease and non-lease components and have elected to account for these as a single lease component. Certain leases provide for annual increases to lease payments based on an index or rate.

On November 1, 2023, the Company entered a 5-year lease agreement for premises of approximately 122,000 sq. ft. in Fullerton, California, designated for light manufacturing and distribution of electric vehicle batteries. Base rent is $2.992 million for the first year (and increases approximately 4% yearly), and additional operating expenses are approximately $715 thousand in the first year with subsequent annual recalculation. Security deposit paid to the landlord is approximately $1 million.

The table below presents information regarding our lease assets and liabilities.

	June 30, 2024	September 30, 2023
Assets:
Operating lease right-of-use assets	$11,787,983	$5,249,417
Liabilities:
Operating lease liabilities, current	(2,226,906)	(2,134,494)
Operating lease liabilities, noncurrent	(12,338,011)	(3,566,922)
Total lease liabilities	$(14,564,917)	$(5,701,416)
Weighted average remaining lease terms:
Operating leases (in years)	5.23	3.98
Weighted average discount rate:
Operating leases	28%	28%

For the three and nine months ended June 30, 2024, we recognized impairment of right-of-use assets in the amount of $30 thousand and $3.2 million, respectively (none during the three and nine months ended June 30, 2023).

	For the three months ended June 30,		For the nine months ended June 30,
	2024	2023	2024	2023
Operating lease costs:
Fixed lease cost	$1,355,952	$330,175	$4,292,916	$887,294
Variable and short-term lease cost	100,210	85,298	350,533	147,120
Sublease income	(150,413)	(108,127)	(462,363)	(201,875)
Total operating lease costs	$1,305,749	$307,346	$4,181,086	$832,539

The following table reflects the maturities of operating lease liabilities on June 30, 2024:

Years ending September 30,
2024 (3 months)	$945,167
2025	6,500,102
2026	5,077,875
2027	5,029,859
2028	4,830,545
Thereafter	7,352,924
Total lease payments	$29,736,472
Less: imputed interest	(15,171,555)
Carrying amount of lease liabilities	$14,564,917

NOTE 17 – LEASES

We have entered into various operating lease agreements for certain offices, manufacturing and warehouse facilities, and corporate aircraft. Operating leases led to recognition of right-of-use assets, and current and noncurrent portion of lease liabilities, as appropriate. These right-of-use assets also include any lease payments made and initial direct costs incurred at lease commencement and exclude lease incentives. The lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. We have lease agreements which require payments for both lease and non-lease components and have elected to account for these as a single lease component. Certain leases provide for annual increases to lease payment based on an index or rate. We calculate the present value of future lease payments based on the index or at the lease commencement date for new leases.

The table below presents information regarding our lease assets and liabilities.

	September 30, 2023	September 30, 2022
Assets:
Operating lease right-of-use assets	$5,249,417	$4,597,052
Liabilities:
Operating lease liabilities, current	(2,134,494)	(1,428,474)
Operating lease liabilities, non-current	(3,566,922)	(3,359,354)
Total lease liabilities	$(5,701,416)	$(4,787,828)
Weighted average remaining lease terms:
Operating leases	3.98 years	2.63 years
Weighted average discount rate:
Operating leases	28%	28%
Cash paid for amounts included in the measurement of lease liabilities for the fiscal year ended September 30, 2023, and 2022	$3,168,567	$1,751,680

	For the fiscal year ended September 30,
	2023	2022
Operating lease costs:
Fixed lease cost	$3,318,326	$1,718,424
Variable lease cost	250,499	496,914
Short-term lease cost	-	164,690
Sublease income	(362,126)	(293,511)
Total operating lease costs	$3,206,699	$2,086,517

Operating Lease Commitments

Our leases primarily consist of land, land and building, or equipment leases. Our lease obligations are based upon contractual minimum rates. Most leases provide that we pay taxes, maintenance, insurance and operating expenses applicable to the premises. The initial term for most real property leases is typically 1 to 3 years, with renewal options of 1 to 5 years, and may include rent escalation clauses.

The following table reflects maturities of operating lease liabilities at September 30, 2023:

Years ending September 30,
2024	$3,135,400
2025	2,639,884
2026	803,759
2027	584,468
2028	206,919
Thereafter	1,579,534
Total lease payments	$8,949,964
Less: imputed interest	(3,248,548)
Present value of lease liabilities	$5,701,416